Financial risk management and financial instruments (Tables)	12 Months Ended
May 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Summary of financial instruments recorded at fair value classified using a fair value hierarchy that reflects the significance of inputs used in making the measurements

	Level 1	Level 2	Level 3	May 31, 2020
Financial assets at FVTPL
Cash and cash equivalents	$497,222	$—	$—	$497,222
Convertible notes receivable	—	—	14,626	14,626
Long-term investments	15,502	—	11,514	27,016
Financial liabilities at FVTPL
Convertible debentures	—	—	(270,783)	(270,783)

Outstanding, end of the year	$512,724	$—	$(244,643)	$268,081

	Level 1	Level 2	Level 3	May 31, 2019
Financial assets at FVTPL
Cash and cash equivalents	$550,797	$—	$—	$550,797
Marketable securities	20,199	—	—	20,199
Convertible notes receivable	—	—	32,230	32,230
Long-term investments	41,803	—	23,119	64,922
Financial liabilities at FVTPL
Convertible debentures	—	—	(421,366)	(421,366)

Outstanding, end of the year	$612,799	$—	$(366,017)	$246,782

Summary of changes in level 3 items
The following table presents the changes in level 3 items for the year
 ended May 31, 2020:

	Unlisted equity securities	Long-term investments	Conver t ible debentures	Total
Closing balance May 31, 2019	$23,119	$32,230	$(421,366)	$(366,017)
Acquisitions	605	216	—	821
Disposals	—	(10,479)	91,169	80,690
Unrealized gain (loss) on fair value	(12,210)	(7,341)	59,414	39,863

Closing balance May 31, 2020	$11,514	$14,626	$(270,783)	$(244,643)

Summary of credit risk and volatility on its marketable securities

	Total	0-30 days	31-60 days	61-90 days	90+ days
Trade receivables	$55,796	$42,560	$4,752	$398	$8,086
		76%	8%	1%	14%